Acquisition of Subsidiary (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Jul. 18, 2018	Jun. 30, 2019	Jul. 31, 2018
Puyi Asset [Member]
Percentage of equity interest acquired				51.00%
Capital injection	¥ 2,550
Cash consideration				¥ 1,600
Zhonghui [Member]
Percentage of equity interest acquired	49.00%			51.00%
Consideration prior to acquisition	¥ 2,450		¥ 2,450
Net book value on date of acquisition, percentage		51.00%